Consolidated Statements of Operations and Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares
Net revenues:
Wealth management	¥ 171,541	$ 25,610	¥ 176,589	¥ 106,444
Corporate financing				6
Asset management	5,890	879	13,464	23,033
Consulting and others	11,310	1,689	1,147
Total net revenues	188,741	28,178	191,200	129,483
Operating costs and expenses:
Cost of sales	(33,834)	(5,051)	(44,043)	(31,759)
Selling expenses	(126,743)	(18,922)	(130,145)	(84,074)
General and administrative expenses	(102,267)	(15,268)	(90,194)	(67,174)
Total operating costs and expenses	(262,844)	(39,241)	(264,382)	(183,007)
Loss from operations	(74,103)	(11,063)	(73,182)	(53,524)
Other income, net:
Investment income			1,899	1,499
Interest income	7,474	1,116	10,919	11,003
Sundry income, net	5,037	752	4,690	5,077
Loss before income taxes	(61,592)	(9,195)	(55,674)	(35,945)
Income tax benefit	925	138	9,608	2,394
Net loss	(60,667)	(9,057)	(46,066)	(33,551)
Less: net income (loss) attributable to non-controlling interests			304	(648)
Net loss attributable to Puyi Inc.’s shareholders	¥ (60,667)	$ (9,057)	¥ (46,370)	¥ (32,903)
Net loss per share:
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.671)	$ (0.1)	¥ (0.513)	¥ (0.364)
Net loss per ADS:
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.006)	$ (0.15)	¥ (0.77)	¥ (0.546)
Weighted average number of shares used in computation:
Basic and diluted (in Shares)	90,472,014	90,472,014	90,472,014	90,472,014
Net loss	¥ (60,667)	$ (9,057)	¥ (46,066)	¥ (33,551)
Other comprehensive income (loss), net of tax: Foreign currency translation adjustments	417	62	(1,277)	456
Total comprehensive loss	(60,250)	(8,995)	(47,343)	(33,095)
Less: Comprehensive income (loss) attributable to the non-controlling interests			304	(648)
Comprehensive loss attributable to Puyi Inc.’s shareholders	¥ (60,250)	$ (8,995)	¥ (47,647)	¥ (32,447)